UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                             FORM 13F
	   FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2009
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Cedar Hill Associates, LLC
Address: 	120 S. LaSale Street
         	Suite 1750
         	Chicago, IL 60603

13F File Number:

The institutional investment manager filing this report and the person by whom it is
signed hereby represent	that the person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  		Gilbert Licudine
Title:    	Controller
Phone:    	312-445-2916
Signature, Place, and Date of Signing:

    Gilbert Licudine    Chicago, Illinois    May 14, 2009

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   	None

Form 13F Information Table Entry Total:   	64

Form 13F Information Table Value Total:   	$210,153



List of Other Included Managers:

 None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Accenture Ltd Bermuda Cl A     COM              G1150G111     4865   176965 SH       Sole                   176965
Allstate Corp                  COM              020002101     2505   130810 SH       Sole                   130810
American Elec Pwr              COM              025537101     3924   155334 SH       Sole                   155334
Amerityre Corp                 COM              03073V107       15    54498 SH       Sole                    54498
Berkshire Hathaway-Cl B        COM              084670207      234       83 SH       Sole                       83
CME Group Inc Cl A             COM              12572Q105      322     1308 SH       Sole                     1308
Charles Schwab Corp            COM              808513105     4237   273380 SH       Sole                   273380
ChevronTexaco                  COM              166764100      205     3047 SH       Sole                     3047
Cisco Systems                  COM              17275R102      352    21015 SH       Sole                    21015
Coca Cola Co                   COM              191216100      242     5500 SH       Sole                     5500
Communications Intel Corp      COM              20338K106        1    10800 SH       Sole                    10800
Conocophillips                 COM              20825C104     3742    95547 SH       Sole                    95547
Corning Inc                    COM              219350105     3859   290781 SH       Sole                   290781
Devon Energy Corp New          COM              25179M103     3988    89236 SH       Sole                    89236
Exxon Mobil Corp               COM              30231G102     2739    40216 SH       Sole                    40216
Financial Sector Spdr          COM              81369y605     2507   284600 SH       Sole                   284600
Fortune Brands                 COM              349631101     2726   111051 SH       Sole                   111051
General Electric               COM              369604103     4142   409698 SH       Sole                   409698
Honeywell Inc                  COM              438516106     4829   173325 SH       Sole                   173325
Hugoton Royalty Trust          COM              444717102       99    10405 SH       Sole                    10405
Intel Corp                     COM              458140100      205    13639 SH       Sole                    13639
Intl Bus Machines              COM              459200101      365     3766 SH       Sole                     3766
JP Morgan Chase & Co           COM              46625H100     5632   211907 SH       Sole                   211907
Johnson & Johnson              COM              478160104      837    15921 SH       Sole                    15921
Kroger                         COM              501044101     4220   198870 SH       Sole                   198870
Microsoft                      COM              594918104     5376   292654 SH       Sole                   292654
Mosaic Company                 COM              61945A107     6642   158219 SH       Sole                   158219
Nabors Industries Ltd Shs      COM              G6359F103     2601   260399 SH       Sole                   260399
Novartis AG Sponsored ADR      COM              66987V109     4007   105910 SH       Sole                   105910
Pepsico                        COM              713448108      396     7684 SH       Sole                     7684
Pfizer Inc                     COM              717081103      201    14750 SH       Sole                    14750
Praxair Inc                    COM              74005P104     7663   113878 SH       Sole                   113878
Procter & Gamble               COM              742718109      436     9257 SH       Sole                     9257
Schlumberger                   COM              806857108     5079   125030 SH       Sole                   125030
Sirius XM Radio Inc            COM              82967N108        5    14480 SH       Sole                    14480
Standard And Poors Depository  COM              78462F103    10990   138203 SH       Sole                   138203
Target Corp                    COM              87612E106     4352   126541 SH       Sole                   126541
Texas Instruments              COM              882508104     3412   206651 SH       Sole                   206651
Thermo Fisher Scientific       COM              883556102     6310   176900 SH       Sole                   176900
UnitedHealth Group             COM              91324P102     2933   140131 SH       Sole                   140131
Wal-Mart                       COM              931142103     8831   169510 SH       Sole                   169510
Walgreen Co                    COM              931422109     4387   168978 SH       Sole                   168978
Weyerhaeuser Co                COM              962166104     3383   122714 SH       Sole                   122714
Royce Value Trust              COM              780910105      100 14215.000 SH      Sole                14215.000
IShares Msci Emerging Mrkts Cl COM              464287234     9490 382515.000 SH     Sole               382515.000
IShares Tr Msci Eafe Idx       COM              464287465     5900 156950.000 SH     Sole               156950.000
Leucadia National              COM              527288104      497    33390 SH       Sole                    33390
Privatebancorp Inc             COM              742962103     3256   225200 SH       Sole                   225200
Taylor Capital Group           COM              876851106       45    10000 SH       Sole                    10000
Aberdeen Asia-Pacific Income F COM              003009107     3662 767750.000 SH     Sole               767750.000
Barclays Muni Bond ETF         COM              78464A458     4099 185490.000 SH     Sole               185490.000
Barclays Short Term Muni       COM              78464A425     6061 254550.000 SH     Sole               254550.000
Blackrock Insd Mun Tm Tr Inc C COM              092474105     1465 142500.000 SH     Sole               142500.000
IShares GS$ Investop           COM              464287242      748 7950.000 SH       Sole                 7950.000
IShares Tr 1-3 Yr Trs Bd       COM              464287457      604 7160.000 SH       Sole                 7160.000
IShares Tr US Tips Bd Fd       COM              464287176     1937 18850.000 SH      Sole                18850.000
MS Emerging Mkts Domestic Fund COM              617477104      677 74600.000 SH      Sole                74600.000
Pimco Strtgc Glbl Gvt Fd Inc-C COM              72200x104      140 18700.000 SH      Sole                18700.000
Flaherty & Crumrine Pfd Inc Op COM              33848E106       44    10000 SH       Sole                    10000
Nuveen Quality Preferred Incom COM              67072C105      214    53500 SH       Sole                    53500
Uranium Participation Corp     COM              917017105     2627   547300 SH       Sole                   547300
Blackrock Glbl Energy&Res Tr-C COM              09250U101     8702   566505 SH       Sole                   566505
Tortoise Energy Infra          COM              89147L100    14917   717163 SH       Sole                   717163
Kayne Anderson Energy Developm COM              48660Q102    11172  1196159 SH       Sole                  1196159